Trade and other payables	12 Months Ended
Mar. 31, 2020
Trade and other payables
Trade and other payables

 15. Trade and other payables

Trade and other payables mainly consist of amounts owed to suppliers that have been invoiced or are accrued and contract liabilities relating to consideration received from customers in advance. They also include taxes and social security amounts due in relation to the Group’s role as an employer. Derivative financial instruments with a negative market value are reported within this note.

Accounting policies

Trade payables are not interest-bearing and are stated at their nominal value.

	2020	2019
	€m	€m
Included within non-current liabilities:
Other payables	340	327
Accruals	60	113
Contract liabilities	612	574
Derivative financial instruments[1]	4,177	1,924
	5,189	2,938

Included within current liabilities:
Trade payables	6,599	6,541
Amounts owed to associates and joint ventures	51	26
Other taxes and social security payable	1,104	1,218
Other payables	2,037	1,410
Accruals[2]	4,713	6,120
Contract liabilities	1,991	1,818
Derivative financial instruments[1]	590	520
	17,085	17,653

Notes:

1Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2Includes €nil (2019: €823 million) payable in relation to the irrevocable and non-discretionary share buyback programme announced in January 2019.

The carrying amounts of trade and other payables approximate their fair value.

Materially all of the €1,818 million recorded as current contract liabilities at 1 April 2019 was recognised as revenue during the year.

Other payables included within non-current liabilities include €294 million (2019: €288 million) in respect of the re-insurance of a third party annuity policy related to the Vodafone and CWW Sections of the Vodafone UK Group Pension Scheme.

The fair values of the derivative financial instruments are calculated by discounting the future cash flows to net present values using appropriate market interest rates and foreign currency rates prevailing at 31 March.